SHORT-TERM BORROWING (Tables)	12 Months Ended
Dec. 31, 2017
Short-Term Bank Borrowing

Short-term borrowing is as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Pledged loan	82,525,153	77,118,809	11,852,944
Long-term borrowings due within one year	—	31,624,560	4,860,606
Credit facility with Bank of Shanghai	24,992,214	—	—

Total	107,517,367	108,743,369	16,713,550